UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2023

WESTERN ASSET

SHORT DURATION

HIGH INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration High Income Fund for the six-month reporting period ended January 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

II	Western Asset Short Duration High Income Fund

Performance review

For the six months ended January 31, 2023, Class A shares of Western Asset Short Duration High Income Fund, excluding sales charges, returned 3.45%. The Fund’s unmanaged benchmark, the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Indexi, returned 2.75% for the same period. The Lipper Short High Yield Funds Category Averageii returned 2.45% over the same time frame.

Performance Snapshot as of January 31, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration High Income Fund:
Class A	3.45%
Class C	3.07%
Class C1[1]	3.20%
Class R	3.26%
Class I	3.60%
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	2.75%
Lipper Short High Yield Funds Category Average	2.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2023 for Class A, Class C, Class C1, Class R and Class I shares were 7.50%, 6.96%, 7.25%, 7.29% and 7.94%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 0.99%, 1.71%, 1.45%, 1.41% and 0.73%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short Duration High Income Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high yield bonds, which are rated below investment grade and carry more risk than higher rated securities. Below investment grade securities are commonly referred to as “junk bonds.” Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and

IV	Western Asset Short Duration High Income Fund

countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Asset-backed, mortgage-backed and mortgage-related securities are subject to additional risks, such as prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index is an index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. This index only allows issues with a remaining maturity of 1-5 years. Pay-in-kinds and partial pay-in-kinds are excluded.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration High Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2023 and July 31, 2022 and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2022 and held for the six months ended January 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.45%	$1,000.00	$1,034.50	1.00%	$5.13	Class A	5.00%	$1,000.00	$1,020.16	1.00%	$5.09
Class C	3.07	1,000.00	1,030.70	1.72	8.80	Class C	5.00	1,000.00	1,016.53	1.72	8.74
Class C1	3.20	1,000.00	1,032.00	1.47	7.53	Class C1	5.00	1,000.00	1,017.80	1.47	7.48
Class R	3.26	1,000.00	1,032.60	1.40	7.17	Class R	5.00	1,000.00	1,018.15	1.40	7.12
Class I	3.60	1,000.00	1,036.00	0.71	3.64	Class I	5.00	1,000.00	1,021.63	0.71	3.62

2	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

[1]	For the six months ended January 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 61.9%
Communication Services — 5.7%
Diversified Telecommunication Services — 0.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,500,000	$2,151,012	(a)
Entertainment — 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	701,744	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	610,000	305,000	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,400,000	815,500	(a)
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	1,932,480	(a)
Total Entertainment				3,754,724
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	355,200	(a)
Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,353,668	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	2,500,000	2,187,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	180,000	140,584	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,670,000	1,515,158	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	2,107,350
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	2,127,237
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,157,425	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	546,501	(a)
Total Media				11,135,423
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,800,000	2,366,014	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	384,771	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	482,019

See Notes to Financial Statements.

4	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint LLC, Senior Notes	7.875%	9/15/23	300,000	$304,792
Sprint LLC, Senior Notes	7.125%	6/15/24	1,010,000	1,032,737
Total Wireless Telecommunication Services				4,570,333
Total Communication Services				21,966,692
Consumer Discretionary — 15.6%
Auto Components — 0.0%††
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	237,000	223,208
Automobiles — 3.3%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	2,949,936
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	850,000	812,233
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	4,300,000	3,972,297
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,986,862
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,900,000	1,996,672
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	935,142	(a)
Total Automobiles				12,653,142
Distributors — 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,527,514	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,151,247	1,293,714	(a)(b)
Total Distributors				2,821,228
Diversified Consumer Services — 0.8%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	782,000	728,766	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,225,553	(a)
Total Diversified Consumer Services				2,954,319
Hotels, Restaurants & Leisure — 9.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	2,610,000	2,651,982	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,492,645	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	1,000,000	911,285	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,130,000	$1,222,067	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,156,847	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,000,000	1,864,522
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	945,000	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,473,056	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,670,698
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	1,220,000	1,290,065	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	488,836	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,200,000	1,033,458	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	4,860,000	4,525,268	(a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	478,173	(a)(c)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,093,427	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	2,480,000	2,635,000	(a)
Sands China Ltd., Senior Notes	4.300%	1/8/26	400,000	379,853
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	722,396	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	506,997	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000	1,517,674	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000	2,632,768	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	88,083	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,090,000	2,011,647	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	186,693	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	965,203	(a)
Total Hotels, Restaurants & Leisure				35,943,643
Specialty Retail — 1.5%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	400,000	404,476	(a)

See Notes to Financial Statements.

6	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	$428,558	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000	674,991	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000	1,417,673
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000	914,231	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	380,000	289,275	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	442,651	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000	516,410	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	246,054	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	390,000	331,972	(a)
Total Specialty Retail				5,666,291
Total Consumer Discretionary				60,261,831
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	898,213	(a)
Energy — 10.2%
Energy Equipment & Services — 0.9%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000	1,295,593	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,550,000	2,298,608	(a)
Total Energy Equipment & Services				3,594,201
Oil, Gas & Consumable Fuels — 9.3%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,437,000	2,336,642	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000	2,003,421	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	621,558	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	291,165	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,720,000	2,682,505	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,171,323

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,260,000	$1,259,710	(a)(c)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	510,000	497,954	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	387,436
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	433,662	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,150,453
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000	1,211,461	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,268,380	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000	221,681
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,366,027	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,170,000	1,142,131	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,690,000	2,762,724	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	711,860	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,625,786	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	340,000	322,209
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	120,017
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,600,267
Permian Resources Operating LLC, Senior Notes	7.750%	2/15/26	1,200,000	1,201,140	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	405,675
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,058,720
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	2,360,000	2,395,400	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	840,000	819,000	(a)

See Notes to Financial Statements.

8	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,860,000	$2,734,575
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	95,600
Total Oil, Gas & Consumable Fuels				35,898,482
Total Energy				39,492,683
Financials — 6.3%
Banks — 0.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	661,538	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,847,687	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	630,828	(a)(d)(e)
Total Banks				3,140,053
Capital Markets — 1.0%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	1,512,927	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	487,500	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	164,030	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	194,934	(a)(d)(e)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	493,121	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,125,729	(a)(d)(e)
Total Capital Markets				3,978,241

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	$1,039,840	(a)
Diversified Financial Services — 1.3%
Bread Financial Holdings Inc., Senior Notes	4.750%	12/15/24	1,500,000	1,363,395	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,814,456	3,485,264	(a)(b)
Total Diversified Financial Services				4,848,659
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,724,272	(a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	1,010,000	820,034	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	768,132	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,120,590	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,878,377	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				5,587,133
Thrifts & Mortgage Finance — 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,204,786	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,660,812	(a)
Total Thrifts & Mortgage Finance				3,865,598
Total Financials				24,183,796
Health Care — 4.3%
Health Care Providers & Services — 1.2%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,016,940	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	1,875,356	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	750,000	732,300	(a)

See Notes to Financial Statements.

10	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	$487,563
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,980,000	648,450	(a)
Total Health Care Providers & Services				4,760,609
Pharmaceuticals — 3.1%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,423,483	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	59,600	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	838,828	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,260,000	554,147	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	851,725	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,200,000	820,398	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	2,290,000	1,794,535	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	872,728
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,890,000	4,547,700
Total Pharmaceuticals				11,763,144
Total Health Care				16,523,753
Industrials — 11.0%
Aerospace & Defense — 1.0%
Bombardier Inc., Senior Notes	7.875%	4/15/27	3,320,000	3,321,586	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	680,095	(a)
Total Aerospace & Defense				4,001,681
Airlines — 4.5%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,389,536	(a)
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,090,000	3,442,739	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	1,995,289	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	896,248
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	3,870,000	3,700,668	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	837,000	$846,638	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	1,005,648	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,960,000	2,011,538	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,863,029	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	376,220	366,990
Total Airlines				17,518,323
Commercial Services & Supplies — 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,233,914	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,264,310	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,985,975
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,744,000	2,820,056
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	1,168,710	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,150,427	(a)
Total Commercial Services & Supplies				10,623,392
Construction & Engineering — 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,097,784	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,051,534	(a)
Total Construction & Engineering				2,149,318
Electrical Equipment — 0.3%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,128,979	(a)

See Notes to Financial Statements.

12	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000		$1,586,820	(a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000		769,385	(a)
Total Machinery					2,356,205
Road & Rail — 0.7%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	1,480,000		1,522,705	(a)
XPO Inc., Senior Notes	6.250%	5/1/25	1,266,000		1,278,947	(a)
Total Road & Rail					2,801,652
Trading Companies & Distributors — 0.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000		1,577,041	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	391,446	(a)
Total Trading Companies & Distributors					1,968,487
Total Industrials					42,548,037
Information Technology — 2.8%
Communications Equipment — 0.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,030,000		877,545	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,110,000		925,340	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000		337,549	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	300,000		229,457	(a)
Total Communications Equipment					2,369,891
IT Services — 0.7%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000		387,582
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	1,030,000		1,092,444	(a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000		1,118,982	(a)
Total IT Services					2,599,008
Software — 1.0%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000		1,724,171	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	$1,329,716	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	800,000	819,860	(a)
Total Software				3,873,747
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	783,300	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,294,125	(a)
Total Technology Hardware, Storage & Peripherals				2,077,425
Total Information Technology				10,920,071
Materials — 3.3%
Chemicals — 0.0%††
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	143,377	115,383	(a)(b)
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	620,532	(a)
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	785,920	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,627,571	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	729,362	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	943,437	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	774,775	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	370,000	361,554
Total Containers & Packaging				5,222,619
Metals & Mining — 1.6%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	789,838	(a)

See Notes to Financial Statements.

14	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	$492,967	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,823,000	3,710,910	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,420,000	1,310,120	(a)
Total Metals & Mining				6,303,835
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	368,422
Total Materials				12,630,791
Real Estate — 2.3%
Equity Real Estate Investment Trusts (REITs) — 1.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	784,000	766,030
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	262,625
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,290,584
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	634,920
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,738,063	(a)
Service Properties Trust, Senior Notes	4.650%	3/15/24	852,000	830,637
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	786,395	(a)
Total Equity Real Estate Investment Trusts (REITs)				6,309,254
Real Estate Management & Development — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,620,355	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	901,339	(a)
Total Real Estate Management & Development				2,521,694
Total Real Estate				8,830,948
Utilities — 0.2%
Electric Utilities — 0.2%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	930,000	930,551	(a)
Total Corporate Bonds & Notes (Cost — $251,984,145)				239,187,366

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 19.9%
Communication Services — 0.6%
Media — 0.6%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.080%	5/18/29	1,615,950	$1,555,352	(e)(g)(h)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	8.230%	12/17/26	685,754	652,255	(e)(g)(h)
Total Communication Services				2,207,607
Consumer Discretionary — 4.5%
Auto Components — 0.7%
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	3/30/27	2,043,600	2,009,881	(e)(g)(h)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.320%	1/31/28	599,325	540,960	(e)(g)(h)
Total Auto Components				2,550,841
Diversified Consumer Services — 0.0%††
TruGreen LP, Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	13.176%	11/2/28	210,000	151,200	(e)(g)(h)(i)
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Inc., Term Loan B	—	1/20/30	1,500,000	1,500,540	(j)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	13.730%	3/8/24	663,000	533,715	(e)(g)(h)(i)
Hornblower Sub LLC, PIK Term Loan (3 mo. USD LIBOR + 4.750% Cash and 0.500% PIK)	8.920%	4/27/25	2,354,692	1,596,787	(b)(e)(g)(h)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	6.930%	1/2/25	880,000	836,000	(e)(g)(h)(i)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.342%	11/10/28	1,376,243	1,312,021	(e)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	7.070%	5/29/26	500,000	500,585	(e)(g)(h)
Total Hotels, Restaurants & Leisure				6,279,648

See Notes to Financial Statements.

16	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Leisure Products — 1.1%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.460%	2/7/29	2,935,250	$2,781,149	(e)(g)(h)(i)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.070%	5/30/28	1,432,950	1,417,725	(e)(g)(h)
Total Leisure Products				4,198,874
Specialty Retail — 1.1%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.320%	3/6/28	588,056	579,823	(e)(g)(h)
PECF USS Intermediate Holding III Corp., Initial Term Loan (1 mo. USD LIBOR + 4.250%)	8.820%	12/15/28	1,702,800	1,463,667	(e)(g)(h)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	8.125%	2/17/28	1,021,800	997,532	(e)(g)(h)
RVR Dealership Holdings LLC, 2022 Term Loan (3 mo. Term SOFR + 3.900%)	8.553%	2/8/28	207,983	188,571	(e)(g)(h)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	10.517%	6/19/26	1,157,198	1,144,325	(e)(g)(h)
Total Specialty Retail				4,373,918
Total Consumer Discretionary				17,554,481
Consumer Staples — 0.1%
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.000%)	5.570%	12/23/28	950,400	562,318	(e)(g)(h)
Financials — 1.6%
Capital Markets — 0.1%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.230%	11/12/27	641,818	571,751	(e)(g)(h)
Diversified Financial Services — 0.6%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	11.320%	4/7/28	340,000	321,725	(e)(g)(h)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.311%	4/9/27	596,939	578,923	(e)(g)(h)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.320%	1/26/28	1,078,433	$1,076,498	(e)(g)(h)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.570%	4/29/26	376,367	374,956	(e)(g)(h)
Total Diversified Financial Services				2,352,102
Insurance — 0.9%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.070%	2/15/27	797,450	770,787	(e)(g)(h)
Asurion LLC, New Term Loan B10 (3 mo. Term SOFR + 4.100%)	8.680%	8/18/28	837,900	795,678	(e)(g)(h)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.820%	7/31/27	864,600	819,027	(e)(g)(h)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	7.959%	10/14/27	1,078,070	1,067,968	(e)(g)(h)
Total Insurance				3,453,460
Total Financials				6,377,313
Health Care — 3.1%
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.820%	10/23/28	2,927,875	2,848,369	(e)(g)(h)
Health Care Providers & Services — 1.8%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.500%)	9.180%	11/15/28	820,000	699,050	(e)(g)(h)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.480%	2/18/27	1,665,609	1,399,636	(e)(g)(h)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	8.651%	10/2/25	1,193,909	887,970	(e)(g)(h)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	10.375%	4/22/27	2,167,000	1,821,634	(e)(g)(h)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.575%	12/11/26	820,000	791,817	(e)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.625%	6/26/26	1,900,011	1,145,260	(e)(g)(h)
Total Health Care Providers & Services				6,745,367

See Notes to Financial Statements.

18	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Life Sciences Tools & Services — 0.2%
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	7.730%	11/18/27	775,539	$758,090	(e)(g)(h)(i)
Pharmaceuticals — 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	8.730%	10/1/27	980,000	958,930	(e)(g)(h)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.070%	5/5/28	538,319	538,402	(e)(g)(h)
Total Pharmaceuticals				1,497,332
Total Health Care				11,849,158
Industrials — 5.4%
Aerospace & Defense — 0.2%
Transdigm Inc., Term Loan F (3 mo. USD LIBOR + 2.250%)	6.980%	12/9/25	497,436	497,097	(e)(g)(h)
Air Freight & Logistics — 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	8.730%	7/26/28	1,633,500	1,552,593	(e)(g)(h)
Airlines — 1.6%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.130%	8/11/28	1,880,550	1,885,580	(e)(g)(h)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	1,700,500	1,761,514	(e)(g)(h)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	9.996%	6/21/27	729,000	761,306	(e)(g)(h)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	1,847,100	1,850,545	(e)(g)(h)
Total Airlines				6,258,945
Building Products — 1.3%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.500%)	8.070%	11/23/27	544,139	490,180	(e)(g)(h)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.859%	2/26/29	2,905,400	2,679,331	(e)(g)(h)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	7.570%	3/18/29	1,915,525	1,911,387	(e)(g)(h)
Total Building Products				5,080,898

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 1.6%
DS Parent Inc., Term Loan B (3 mo. USD LIBOR + 5.750%)	9.920%	12/8/28	1,622,000	$1,572,934	(e)(g)(h)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	8.820%	8/31/28	1,386,000	1,365,210	(e)(g)(h)(i)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	353,081	333,221	(i)(j)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.235%	8/31/28	2,274,158	2,146,237	(e)(g)(h)(i)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	8.570%	8/27/25	696,465	696,649	(e)(g)(h)
Total Commercial Services & Supplies				6,114,251
Machinery — 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.161%	4/5/29	1,246,121	1,202,282	(e)(g)(h)
Total Industrials				20,706,066
Information Technology — 4.4%
Communications Equipment — 0.8%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	7.820%	4/6/26	1,931,527	1,896,518	(e)(g)(h)
Global Tel Link Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.250%)	9.076%	11/29/25	1,283,088	1,128,912	(e)(g)(h)
Total Communications Equipment				3,025,430
IT Services — 1.4%
Amentum Government Services Holdings LLC, Term Loan 3 (3 mo. Term SOFR + 4.000%)	7.558-8.764%	2/15/29	1,945,200	1,922,101	(e)(g)(h)(i)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.568%	4/27/28	888,750	724,775	(e)(g)(h)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.565%	4/27/29	990,000	590,639	(e)(g)(h)
UST Global Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.137%	11/20/28	2,197,800	2,182,009	(e)(g)(h)
Total IT Services				5,419,524
Software — 2.2%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	8.320%	10/8/28	2,494,800	2,405,074	(e)(g)(h)

See Notes to Financial Statements.

20	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	1,818,575	$1,800,253	(e)(g)(h)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.000%)	11.696%	2/19/29	1,450,000	1,335,508	(e)(g)(h)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.580%	7/27/28	543,125	478,143	(e)(g)(h)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	13.080%	7/27/29	2,090,000	1,678,970	(e)(g)(h)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.320%	2/1/28	733,106	730,540	(e)(g)(h)
Total Software				8,428,488
Total Information Technology				16,873,442
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	938,553	819,691	(b)(g)(h)(i)(k)
Total Senior Loans (Cost — $82,412,947)				76,950,076
Asset-Backed Securities — 7.8%
AIMCO CLO, 2015-AA DR2 (3 mo. USD LIBOR + 3.050%)	7.842%	10/17/34	1,000,000	960,768	(a)(e)
Alinea CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 3.100%)	7.908%	7/20/31	1,000,000	967,467	(a)(e)
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	10.602%	4/17/29	900,000	854,500	(a)(e)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 2.250%)	7.881%	11/25/32	968,972	943,129	(e)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.053%	4/22/33	250,000	232,072	(a)(e)
Ares CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	7.442%	10/15/30	987,500	907,977	(a)(e)
Ares CLO Ltd., 2020-55A DR (3 mo. USD LIBOR + 3.150%)	7.942%	7/15/34	1,250,000	1,183,799	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	421,033	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. USD LIBOR + 3.100%)	7.908%	10/20/34	400,000	$379,513	(a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	11.208%	1/20/32	1,000,000	935,446	(a)(e)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.749%	4/20/35	1,350,000	1,222,429	(a)(e)
Bavarian Sky UK PLC, 2014-1A CR2 (3 mo. USD LIBOR + 3.630%)	8.438%	10/20/34	400,000	353,228	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.465%	8/20/32	700,000	609,237	(a)(e)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	11.328%	4/19/34	160,000	143,191	(a)(e)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	11.142%	7/15/34	530,000	474,027	(a)(e)
Cathedral Lake Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	12.028%	4/25/34	250,000	229,229	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.192%	4/17/30	750,000	619,213	(a)(e)
Dryden CLO Ltd., 2018-64A D (3 mo. USD LIBOR + 2.650%)	7.445%	4/18/31	500,000	463,750	(a)(e)
Gilbert Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 2.950%)	7.742%	10/15/30	250,000	232,529	(a)(e)
Goldentree Loan Management US CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.850%)	7.658%	4/20/30	250,000	240,534	(a)(e)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. USD LIBOR + 2.700%)	7.492%	10/15/29	900,000	889,089	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	7.292%	4/15/31	700,000	636,125	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.742%	4/15/31	480,000	400,548	(a)(e)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	5.046%	3/25/36	1,750,670	937,428	(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.508%	1/20/33	920,000	889,978	(a)(e)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	11.208%	4/20/34	500,000	449,820	(a)(e)
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	10.472%	10/15/31	290,000	266,875	(a)(e)

See Notes to Financial Statements.

22	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	9.292%	1/15/28	1,250,000	$1,117,461	(a)(e)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	550,000	488,461	(a)
Midocean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	8.672%	7/15/29	500,000	438,978	(a)(e)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	7.458%	1/20/31	600,000	531,272	(a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2005-NC2 M4 (1 mo. USD LIBOR + 0.915%)	5.421%	3/25/35	597,716	587,829	(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.912%	7/15/31	690,000	592,266	(a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	545,768	494,560	(a)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	337,044	313,467	(a)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	8.265%	10/13/31	510,000	467,289	(a)(e)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	830,000	826,516	(a)(e)
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	9.608%	1/20/33	500,000	454,480	(a)(e)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.003%	6/22/30	1,140,000	1,013,176	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	12.058%	7/20/34	520,000	480,090	(a)(e)
Stratus CLO Ltd., 2022-2A E (3 mo. Term SOFR + 7.650%)	12.289%	7/20/30	1,500,000	1,406,142	(a)(e)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.655%	5/25/31	1,291,955	1,054,689	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.842%	4/15/35	900,000	807,022	(a)(e)
Venture CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	7.612%	4/15/27	700,000	670,743	(a)(e)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	10.532%	4/15/27	650,000	535,244	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	11.758%	4/20/34	300,000	286,661	(a)(e)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2020-3A DR (3 mo. USD LIBOR + 3.250%)	8.058%	10/20/34	500,000	$478,207	(a)(e)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	8.442%	10/15/31	250,000	234,052	(a)(e)
Total Asset-Backed Securities (Cost — $32,276,549)				30,121,539
Collateralized Mortgage Obligations (l) — 1.7%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. USD LIBOR + 0.205%)	4.594%	2/25/37	602,038	586,946	(a)(e)
CSMC Trust, 2015-2R 7A2	3.598%	8/27/36	2,260,492	1,724,780	(a)(e)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	5.439%	5/15/36	1,000,000	996,013	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	6.806%	1/25/50	290,000	278,842	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	7.110%	10/25/50	310,653	313,636	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.360%	1/25/34	790,000	754,348	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	5.960%	1/25/34	121,664	120,425	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	824,937	(a)(e)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	7.545%	1/1/28	900,000	900,000	(a)(e)(k)
Total Collateralized Mortgage Obligations (Cost — $7,007,446)				6,499,927
Convertible Bonds & Notes — 1.1%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	110,000	101,337

See Notes to Financial Statements.

24	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	$702,768
Total Communication Services				804,105
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	703,800
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	610,000	606,569
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	420,000	383,512
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	889,119
Total Financials				1,879,200
Industrials — 0.1%
Airlines — 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	750,000	617,625
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	410,000	392,165	(a)
Total Convertible Bonds & Notes (Cost — $5,097,032)				4,396,895

			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Capital Markets — 0.3%
B Riley Financial Inc.	5.000%		26,000	565,500
B Riley Financial Inc.	6.000%		22,225	492,061
Total Preferred Stocks (Cost — $1,205,625)				1,057,561

		Maturity Date	Face Amount†
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	42,698

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	1,820,408	$653,582
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	953,791	295,500
Total Sovereign Bonds (Cost — $1,698,913)				991,780

			Shares/Units
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(i)(k)(m)
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			362	3,331
Permian Production Partners LLC			37,916	24,645	*(k)
Total Oil, Gas & Consumable Fuels				27,976
Total Energy				27,976
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0	*(i)(k)(m)
Total Common Stocks (Cost — $2,316,805)				27,976

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $14,879)		5/28/28	15,540	2,797	*
Total Investments before Short-Term Investments (Cost — $384,014,341)				359,235,917

See Notes to Financial Statements.

26	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 5.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $19,514,154)	4.283%	19,514,154	$19,514,154	(n)(o)
Total Investments — 98.1% (Cost — $403,528,495)			378,750,071
Other Assets in Excess of Liabilities — 1.9%			7,396,437
Total Net Assets — 100.0%			$386,146,508

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on this security is currently in default as of January 31, 2023.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of January 31, 2023. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $19,514,154 and the cost was $19,514,154 (Note 8).

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	68,329	BNP Paribas SA	4/18/23	$629
USD	109,372	CAD	146,072	JPMorgan Chase & Co.	4/18/23	(481)
AUD	809,439	USD	564,392	Morgan Stanley & Co. Inc.	4/18/23	8,646
Total						$8,794

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

At January 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	2.743%	5.000% quarterly	$107,100	$160,239	$(53,139)
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	0.843%	1.000% quarterly	6,678	(42,312)	48,990
Total	$2,760,000				$113,778	$117,927	$(4,149)

See Notes to Financial Statements.

28	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset Short Duration High Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Beazer Homes USA Inc., 6.750%, due 3/15/25	$950,000	12/20/27	5.399%	5.000% quarterly	$14,535	$110,680	$(96,145)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	950,000	6/20/27	4.056%	5.000% quarterly	(33,703)	(15,073)	(18,630)
KB Home, 6.875%, due 6/15/27	1,338,000	12/20/27	2.693%	5.000% quarterly	(128,539)	(12,278)	(116,261)
NOVA Chemicals Corp., 4.875%, due 6/1/24	724,000	6/20/27	3.512%	5.000% quarterly	(41,210)	(15,880)	(25,330)
Xerox Corp., 3.800%, due 5/15/24	376,000	6/20/27	3.680%	1.000% quarterly	36,742	46,705	(9,963)
Total	$4,338,000				$(152,175)	$114,154	$(266,329)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Short Duration High Income Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

30	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $384,014,341)	$359,235,917
Investments in affiliated securities, at value (Cost — $19,514,154)	19,514,154
Foreign currency, at value (Cost — $99,761)	101,844
Cash	1,125,303
Interest receivable	5,355,767
Receivable for securities sold	4,814,027
Deposits with brokers for centrally cleared swap contracts	1,390,000
Receivable for Fund shares sold	331,558
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $85,612)	84,366
Principal paydown receivable	62,500
Dividends receivable from affiliated investments	34,742
Unrealized appreciation on forward foreign currency contracts	9,275
Prepaid expenses	37,104
Total Assets	392,096,557

Liabilities:
Payable for securities purchased	4,555,385
Payable for Fund shares repurchased	887,800
Investment management fee payable	176,613
Distributions payable	87,629
Service and/or distribution fees payable	66,013
Unrealized depreciation on forward foreign currency contracts	481
Trustees’ fees payable	365
Payable to brokers — net variation margin on centrally cleared swap contracts	154
Accrued expenses	175,609
Total Liabilities	5,950,049
Total Net Assets	$386,146,508

Net Assets:
Par value (Note 7)	$807
Paid-in capital in excess of par value	626,563,376
Total distributable earnings (loss)	(240,417,675)
Total Net Assets	$386,146,508

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2023

Net Assets:
Class A	$265,001,655
Class C	$11,955,517
Class C1	$1,155,609
Class R	$38,602
Class I	$107,995,125

Shares Outstanding:
Class A	55,456,563
Class C	2,500,885
Class C1	240,141
Class R	8,092
Class I	22,513,690

Net Asset Value:
Class A (and redemption price)	$4.78
Class C*	$4.78
Class C1*	$4.81
Class R (and redemption price)	$4.77
Class I (and redemption price)	$4.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.89

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

32	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2023

Investment Income:
Interest	$13,728,173
Dividends from unaffiliated investments	68,663
Dividends from affiliated investments	94,844
Less: Foreign taxes withheld	(3,386)
Total Investment Income	13,888,294

Expenses:
Investment management fee (Note 2)	1,028,362
Service and/or distribution fees (Notes 2 and 5)	393,188
Transfer agent fees (Note 5)	207,346
Registration fees	47,590
Fund accounting fees	44,132
Audit and tax fees	21,815
Shareholder reports	11,016
Legal fees	7,835
Trustees’ fees	3,968
Commitment fees (Note 9)	1,376
Insurance	1,018
Custody fees	295
Miscellaneous expenses	4,974
Total Expenses	1,772,915
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,723)
Net Expenses	1,770,192
Net Investment Income	12,118,102

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,582,957)
Swap contracts	68,216
Forward foreign currency contracts	17,854
Foreign currency transactions	(10,763)
Net Realized Loss	(4,507,650)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,413,730
Swap contracts	(326,568)
Forward foreign currency contracts	23,619
Foreign currencies	(9,626)
Change in Net Unrealized Appreciation (Depreciation)	5,101,155
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	593,505
Increase in Net Assets From Operations	$12,711,607

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended January 31, 2023 (unaudited) and the Year Ended July 31, 2022	2023	2022

Operations:
Net investment income	$12,118,102	$17,483,393
Net realized loss	(4,507,650)	(18,699,523)
Change in net unrealized appreciation (depreciation)	5,101,155	(20,471,673)
Increase (Decrease) in Net Assets From Operations	12,711,607	(21,687,803)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,675,364)	(18,798,508)
Decrease in Net Assets From Distributions to Shareholders	(12,675,364)	(18,798,508)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	76,028,867	125,161,402
Reinvestment of distributions	12,164,412	17,912,599
Cost of shares repurchased	(73,001,981)	(118,100,305)
Increase in Net Assets From Fund Share Transactions	15,191,298	24,973,696
Increase (Decrease) in Net Assets	15,227,541	(15,512,615)

Net Assets:
Beginning of period	370,918,967	386,431,582
End of period	$386,146,508	$370,918,967

See Notes to Financial Statements.

34	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.78	$5.32	$4.97	$5.27	$5.35	$5.42

Income (loss) from operations:
Net investment income	0.15	0.23	0.23	0.26	0.28	0.29
Net realized and unrealized gain (loss)	0.01	(0.52)	0.36	(0.29)	(0.07)	(0.07)
Total income (loss) from operations	0.16	(0.29)	0.59	(0.03)	0.21	0.22

Less distributions from:
Net investment income	(0.16)	(0.25)	(0.24)	(0.27)	(0.29)	(0.29)
Total distributions	(0.16)	(0.25)	(0.24)	(0.27)	(0.29)	(0.29)

Net asset value, end of period	$4.78	$4.78	$5.32	$4.97	$5.27	$5.35
Total return[3]	3.45%	(5.60)%	12.20%	(0.39)%[4]	4.13%	4.25%

Net assets, end of period (millions)	$265	$265	$287	$264	$290	$265

Ratios to average net assets:
Gross expenses	1.00%[5]	0.99%	1.00%	1.02%	1.01%	1.00%
Net expenses[6,7]	1.00 [5]	0.99	1.00	1.00	1.00	1.00
Net investment income	6.43 [5]	4.57	4.45	5.09	5.24	5.33

Portfolio turnover rate	21%	41%	88%	78%	73%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.78	$5.32	$4.97	$5.27	$5.35	$5.42

Income (loss) from operations:
Net investment income	0.13	0.20	0.19	0.22	0.24	0.25
Net realized and unrealized gain (loss)	0.01	(0.52)	0.37	(0.28)	(0.06)	(0.06)
Total income (loss) from operations	0.14	(0.32)	0.56	(0.06)	0.18	0.19

Less distributions from:
Net investment income	(0.14)	(0.22)	(0.21)	(0.24)	(0.26)	(0.26)
Total distributions	(0.14)	(0.22)	(0.21)	(0.24)	(0.26)	(0.26)

Net asset value, end of period	$4.78	$4.78	$5.32	$4.97	$5.27	$5.35
Total return[3]	3.07%	(6.27)%	11.40%	(1.11)%[4]	3.59%	3.33%

Net assets, end of period (000s)	$11,956	$13,447	$21,565	$22,251	$40,405	$50,107

Ratios to average net assets:
Gross expenses	1.72%[5]	1.71%	1.71%	1.73%	1.71%	1.70%
Net expenses[6,7]	1.72 [5]	1.71	1.71	1.72	1.71	1.70
Net investment income	5.68 [5]	3.81	3.74	4.36	4.52	4.70

Portfolio turnover rate	21%	41%	88%	78%	73%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.31)% for the year ended July 31, 2020.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

36	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.81	$5.35	$4.99	$5.30	$5.38	$5.45

Income (loss) from operations:
Net investment income	0.14	0.21	0.21	0.24	0.25	0.27
Net realized and unrealized gain (loss)	0.01	(0.52)	0.37	(0.29)	(0.06)	(0.07)
Total income (loss) from operations	0.15	(0.31)	0.58	(0.05)	0.19	0.20

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.22)	(0.26)	(0.27)	(0.27)
Total distributions	(0.15)	(0.23)	(0.22)	(0.26)	(0.27)	(0.27)

Net asset value, end of period	$4.81	$4.81	$5.35	$4.99	$5.30	$5.38
Total return[3]	3.20%	(5.97)%	11.66%	(0.71)%[4]	3.91%	3.65%

Net assets, end of period (000s)	$1,156	$1,207	$2,351	$5,161	$13,289	$53,657

Ratios to average net assets:
Gross expenses	1.47%[5]	1.45%	1.44%	1.37%	1.41%	1.40%
Net expenses[6,7]	1.47 [5]	1.45	1.43	1.37	1.41	1.40
Net investment income	5.94 [5]	4.07	4.05	4.71	4.79	5.04

Portfolio turnover rate	21%	41%	88%	78%	73%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.90)% for the year ended July 31, 2020.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.77	$5.32	$4.96	$5.26	$5.34	$5.41

Income (loss) from operations:
Net investment income	0.14	0.21	0.21	0.23	0.25	0.27
Net realized and unrealized gain (loss)	0.01	(0.53)	0.38	(0.28)	(0.06)	(0.07)
Total income (loss) from operations	0.15	(0.32)	0.59	(0.05)	0.19	0.20

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.23)	(0.25)	(0.27)	(0.27)
Total distributions	(0.15)	(0.23)	(0.23)	(0.25)	(0.27)	(0.27)

Net asset value, end of period	$4.77	$4.77	$5.32	$4.96	$5.26	$5.34
Total return[3]	3.26%	(6.16)%	11.81%	(0.60)%[4]	3.71%	3.85%

Net assets, end of period (000s)	$39	$37	$147	$119	$109	$64

Ratios to average net assets:
Gross expenses	1.48%[5]	1.41%	1.35%	1.66%	1.44%	1.40%
Net expenses[6,7]	1.40 [5]	1.40	1.35	1.40	1.40	1.40
Net investment income	6.03 [5]	4.01	4.09	4.69	4.84	5.01

Portfolio turnover rate	21%	41%	88%	78%	73%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.80)% for the year ended July 31, 2020.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

38	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$4.80	$5.34	$4.99	$5.29	$5.37	$5.44

Income (loss) from operations:
Net investment income	0.16	0.25	0.24	0.27	0.29	0.31
Net realized and unrealized gain (loss)	0.01	(0.52)	0.37	(0.28)	(0.06)	(0.07)
Total income (loss) from operations	0.17	(0.27)	0.61	(0.01)	0.23	0.24

Less distributions from:
Net investment income	(0.17)	(0.27)	(0.26)	(0.29)	(0.31)	(0.31)
Total distributions	(0.17)	(0.27)	(0.26)	(0.29)	(0.31)	(0.31)

Net asset value, end of period	$4.80	$4.80	$5.34	$4.99	$5.29	$5.37
Total return[3]	3.60%	(5.31)%	12.47%	(0.11)%[4]	4.42%	4.57%

Net assets, end of period (000s)	$107,995	$90,785	$75,702	$49,856	$64,474	$73,073

Ratios to average net assets:
Gross expenses	0.71%[5]	0.73%	0.72%	0.74%	0.72%	0.71%
Net expenses[6]	0.71 [5,7]	0.73 [7]	0.72 [7]	0.73 [7]	0.72	0.71
Net investment income	6.73 [5]	4.85	4.69	5.35	5.50	5.73

Portfolio turnover rate	21%	41%	88%	78%	73%	61%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

40	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$239,187,366	—		$239,187,366
Senior Loans:
Consumer Discretionary	—	13,252,417	$4,302,064		17,554,481
Health Care	—	11,091,068	758,090		11,849,158
Industrials	—	16,861,398	3,844,668		20,706,066
Information Technology	—	14,951,341	1,922,101		16,873,442
Materials	—	—	819,691		819,691
Other Senior Loans	—	9,147,238	—		9,147,238
Asset-Backed Securities	—	30,121,539	—		30,121,539
Collateralized Mortgage Obligations	—	6,499,927	—		6,499,927
Convertible Bonds & Notes	—	4,396,895	—		4,396,895
Preferred Stocks	$1,057,561	—	—		1,057,561
Sovereign Bonds	—	991,780	—		991,780
Common Stocks:
Energy	3,331	24,645	0	*	27,976
Materials	—	—	0	*	0	*
Warrants	2,797	—	—		2,797
Total Long-Term Investments	1,063,689	346,525,614	11,646,614		359,235,917
Short-Term Investments†	19,514,154	—	—		19,514,154
Total Investments	$20,577,843	$346,525,614	$11,646,614		$378,750,071
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,275	—		$9,275
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	48,990	—		48,990
Total Other Financial Instruments	—	$58,265	—		$58,265
Total	$20,577,843	$346,583,879	$11,646,614		$378,808,336

42	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$481	—	$481
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	53,139	—	53,139
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	266,329	—	266,329
Total	—	$319,949	—	$319,949

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Senior Loans:
Consumer Discretionary	$3,859,401		$1,543	$(2,388)	$19,575	$834,900
Financials	2,777,724		1,205	(6,638)	68,578	—
Health Care	741,551		766	31	18,733	34,394
Industrials	3,804,671		1,039	86	57,564	41,447
Information Technology	2,646,864		7,968	11,993	57,121	—
Materials	760,869		—	—	1,911	56,911
Common Stocks:
Energy	24,645		—	—	—	—
Materials	0	*	—	—	—	—
Total	$14,615,725		$12,521	$3,084	$223,482	$967,652

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2023		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2023[2]
Senior Loans:
Consumer Discretionary	$(944,682)	$533,715	—	$4,302,064		$(7,191)
Financials	(2,840,869)	—	—	—		—
Health Care	(37,385)	—	—	758,090		17,626
Industrials	(60,139)	—	—	3,844,668		57,564
Information Technology	(827,428)	1,922,101	$(1,896,518)	1,922,101		—
Materials	—	—	—	819,691		1,911
Common Stocks:
Energy	—	—	(24,645)	0	*	—
Materials	—	—	—	0	*	—
Total	$(4,710,503)	$2,455,816	$(1,921,163)	$11,646,614		$69,910

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

44	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2023, the total notional value of all credit default swaps to sell protection was $2,760,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2023, see Note 4.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

46	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2023, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

48	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $481. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s

50	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2023, fees waived and/or expenses reimbursed amounted to $2,723, which included an affiliated money market fund waiver of $2,703.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires July 31, 2024	$8
Expires July 31, 2025	16
Total fee waivers/expense reimbursements subject to recapture	$24

For the six months ended January 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources.

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$13,930
CDSCs	732

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$77,703,696	—
Sales	75,641,630	$85,966

At January 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$403,528,495	$3,721,227	$(28,499,651)	$(24,778,424)
Forward foreign currency contracts	—	9,275	(481)	8,794
Swap contracts	232,081	48,990	(319,468)	(270,478)

52	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2023.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$9,275	—	$9,275
Centrally cleared swap contracts[2]	—	$48,990	48,990
Total	$9,275	$48,990	$58,265

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$481	—	$481
Centrally cleared swap contracts[2]	—	$319,468	319,468
Total	$481	$319,468	$319,949

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$68,216	$68,216
Forward foreign currency contracts	$17,854	—	17,854
Total	$17,854	$68,216	$86,070

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$(326,568)	$(326,568)
Forward foreign currency contracts	$23,619	—	23,619
Total	$23,619	$(326,568)	$(302,949)

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

During the six months ended January 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$926,470
Forward foreign currency contracts (to sell)	1,091,514

Average Notional Balance
Credit default swap contracts (buy protection)	$5,118,714
Credit default swap contracts (sell protection)	2,760,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$629	—	$629	—	$629
JPMorgan Chase & Co.	—	$(481)	(481)	—	(481)
Morgan Stanley & Co. Inc.	8,646	—	8,646	—	8,646
Total	$9,275	$(481)	$8,794	—	$8,794

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$326,557	†	$158,278
Class C	62,440		6,028
Class C1	4,097		857
Class R	94		68
Class I	—		42,115
Total	$393,188		$207,346

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2023, the service and/or distribution fees reimbursed amounted to $4 for Class A shares.

54	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

For the six months ended January 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,881
Class C	89
Class C1	8
Class R	16
Class I	729
Total	$2,723

6. Distributions to shareholders by class

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Net Investment Income:
Class A	$8,784,883	$13,876,846
Class C	372,895	724,255
Class C1	36,511	63,911
Class R	1,192	2,676
Class I	3,479,883	4,130,820
Total	$12,675,364	$18,798,508

7. Shares of beneficial interest

At January 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,592,482	$26,356,695	12,566,115	$64,862,392
Shares issued on reinvestment	1,826,613	8,549,884	2,637,178	13,415,726
Shares repurchased	(7,528,451)	(35,359,324)	(13,528,356)	(69,464,745)
Net increase (decrease)	(109,356)	$(452,745)	1,674,937	$8,813,373

Class C
Shares sold	272,112	$1,283,507	540,913	$2,806,009
Shares issued on reinvestment	72,954	341,682	131,117	669,735
Shares repurchased	(658,007)	(3,098,087)	(1,911,397)	(9,810,661)
Net decrease	(312,941)	$(1,472,898)	(1,239,367)	$(6,334,917)

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended January 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount

Class C1
Shares sold	673	$3,177	11,054	$58,369
Shares issued on reinvestment	7,717	36,392	12,355	63,478
Shares repurchased	(19,150)	(91,392)	(212,086)	(1,124,545)
Net decrease	(10,760)	$(51,823)	(188,677)	$(1,002,698)

Class R
Shares sold	94	$437	2,014	$10,629
Shares issued on reinvestment	190	891	411	2,121
Shares repurchased	(2)	(7)	(22,337)	(118,449)
Net increase (decrease)	282	$1,321	(19,912)	$(105,699)

Class I
Shares sold	10,197,388	$48,385,051	11,379,326	$57,424,003
Shares issued on reinvestment	687,979	3,235,563	736,911	3,761,539
Shares repurchased	(7,303,551)	(34,453,171)	(7,358,613)	(37,581,905)
Net increase	3,581,816	$17,167,443	4,757,624	$23,603,637

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended January 31, 2023. The following transactions were effected in such company for the six months ended January 31, 2023.

	Affiliate Value at July 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,474,018	$74,097,789	74,097,789	$66,057,653	66,057,653

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$94,844	—	$19,514,154

56	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2023.

10. Deferred capital losses

As of July 31, 2022, the Fund had deferred capital losses of $208,750,046, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for

Western Asset Short Duration High Income Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

58	Western Asset Short Duration High Income Fund 2023 Semi-Annual Report

Western Asset

Short Duration High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Short Duration High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration High Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice (cont’d)

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2172 3/23 SR23-4616

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 21, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 21, 2023